Acquisitions and Divestitures (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Allocation of Purchase Price for business acquisition transactions
Current assets	$ 26,017	$ 46,842
Property and equipment	280,639	169,209
Goodwill	73,923	10,537
Intangible assets	2,260	1,730
Other long-term assets	3,497
Liabilities	28,089	51,124
Summary of business acquisition operation
Pro forma net operating revenues	12,180,247	11,792,639
Pro forma net income	$ 173,697	$ 259,978
Pro forma net income per share:
Basic	$ 1.93	$ 2.83
Diluted	$ 1.92	$ 2.80